Impairment - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Residual impairment and voluntary termination charges	£ 70	£ 14	£ 10